Consolidated Balance Sheets - USD ($)	Aug. 31, 2019	Aug. 31, 2018
Condensed Consolidated Balance Sheets
Cash	$ 1,561,000	$ 1,650,000
Accounts receivable	272,000	111,000
Unbilled accounts receivable	9,478,000	6,193,000
Deposits-workers' compensation	1,957,000	1,672,000
Prepaid expenses	519,000	563,000
Other current assets	244,000	259,000
Total current assets	14,031,000	10,447,000
Fixed assets, net	3,360,000	3,032,000
Deposits - workers' compensation.	6,281,000	2,202,000
Deposits and other assets	124,000	121,000
Total assets	23,796,000	15,802,000
Current liabilities
Accounts Payable, Current	3,061,000	1,246,000
Payroll related liabilities	16,412,000	9,477,000
Convertible notes, net	3,351,000	6,171,000
Derivative Liability	3,756,000
Accrued workers' compensation costs.	1,957,000	305,000
Default penalties accrual	1,800,000	3,500,000
Other current liabilities	32,187,000	1,956,000
Total current liabilities	32,187,000	22,656,000
Non-current liabilities
Accrued workers' compensation costs	4,379,000	901,000
Total liabilities	36,566,000	23,557,000
Commitments and contingencies
Stockholders' deficit
Preferred stock, 50,000,000 authorized shares; $0.0001 par value
Common stock, 750,000,000 authorized shares; $0.0001 par value; 907,047 shares issued as of November 30, 2019 and August 31, 2019		0
Additional paid-in capital	32,505,000	18,468,000
Treasury stock, at cost-13,953 shares as of November 30, 2019 and August 31, 2019	(325,000)
Accumulated deficit	(44,950,000)	(26,223,000)
Total stockholders' deficit	(12,770,000)	(7,755,000)
Total liabilities and stockholders' deficit	$ 23,796,000	$ 15,802,000